FINANCIAL RISK MANAGEMENT (Details) - Schedule of level of hedge	3 Months Ended										12 Months Ended				15 Months Ended
	Dec. 31, 2021		Jun. 30, 2021		Mar. 31, 2021		Dec. 31, 2020		Mar. 31, 2020		Dec. 31, 2021		Dec. 31, 2020		Sep. 30, 2022		Sep. 30, 2021		Jun. 30, 2021
Schedule of level of hedge [Abstract]
Percentage of coverage over the expected volume of consumption	14.00%	[1]	30.00%	[1]	25.00%	[1]	3.00%	[2]	3.00%	[2]	21.00%	[1]	3.00%	[2]	17.00%	[1]	3.00%	[2]	3.00%	[2]

[1]	The percentage shown in the table considers all the hedging instruments (swaps and options).
[2]	The volume shown in the table considers all the hedging instruments (swaps and options).